Current Liabilities – Payables (Tables)	12 Months Ended
Jun. 30, 2023
Current Liabilities Payables [Abstract]
Summary of Current Liabilities Payables

	June 30, 2023	June 30, 2022

	US$	US$
Accounts Payable (unsecured)[1]	17,842,981	11,402,164
Payroll related tax liability	48,873	43,334
Total current payables	17,891,854	11,445,498

1 Accounts Payable are non‑interest bearing and are normally settled on 30 day terms.